Bonds and Borrowings - Summary of Changes in Liabilities Accompanying Changes in Cash Flows from Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of the year	¥ 75,023	¥ 79,806
Cash flows from financing activities	(4,464)	(4,802)
Other	16	19
Balance at the end of the year	70,575	75,023
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of the year	19,975	19,956
Cash flows from financing activities	(10,000)
Other	16	19
Balance at the end of the year	9,991	19,975
Long-term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of the year	55,048	59,850
Cash flows from financing activities	5,536	(4,802)
Balance at the end of the year	¥ 60,584	¥ 55,048